JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

May 9, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Growth and Income Fund

JPMorgan Small Cap Core Fund

JPMorgan Value Advantage Fund and

JPMorgan Emerging Markets Equity Fund (the “Funds”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 497 under the 1933 Act (Amendment No. 498 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed to register Class R3 and Class R4 Shares for JPMorgan Growth and Income Fund; Class R2, Class R3 and Class R4 Shares for JPMorgan Small Cap Core Fund and JPMorgan Emerging Market Equity Fund and Class R2 Shares for JPMorgan Value Advantage Fund. If you have any questions or comments, please contact me at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary